AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.7%
Information Technology – 14.2%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	38,448	$5,017,080

IT Services – 3.2%
Automatic Data Processing, Inc.	37,174	6,463,815
Booz Allen Hamilton Holding Corp.	39,768	3,451,465
Genpact Ltd.	102,913	4,183,414
PayPal Holdings, Inc.(a)	35,552	7,612,394
Visa, Inc. - Class A	92,660	19,491,031

		41,202,119

Semiconductors & Semiconductor Equipment – 3.6%
KLA Corp.	16,686	4,204,371
NVIDIA Corp.	11,823	6,337,837
NXP Semiconductors NV	53,793	8,521,887
QUALCOMM, Inc.	73,756	10,854,671
Texas Instruments, Inc.	59,916	9,661,455
Xilinx, Inc.	40,132	5,841,213

		45,421,434

Software – 4.7%
Adobe, Inc.(a)	8,933	4,274,173
Citrix Systems, Inc.	31,247	3,872,128
Microsoft Corp.	201,099	43,049,263
Oracle Corp.	105,913	6,113,298
VMware, Inc. - Class A(a) (b)	23,617	3,303,782

		60,612,644

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	245,248	29,196,774

		181,450,051

Communication Services – 7.4%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	279,155	14,024,747
Verizon Communications, Inc.	172,730	10,434,619

		24,459,366

Entertainment – 1.0%
Electronic Arts, Inc.(a)	70,383	8,991,428
Take-Two Interactive Software, Inc.(a)	22,182	4,004,073

		12,995,501

Interactive Media & Services – 4.5%
Alphabet, Inc. - Class C(a)	19,024	33,496,318
Facebook, Inc. - Class A(a)	86,241	23,886,170

		57,382,488

		94,837,355

Health Care – 7.2%
Biotechnology – 0.8%
Regeneron Pharmaceuticals, Inc.(a)	7,169	3,699,419
Vertex Pharmaceuticals, Inc.(a)	30,762	7,006,046

		10,705,465

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(a)	5,106	$2,457,466
Edwards Lifesciences Corp.(a)	83,918	7,039,881
Medtronic PLC	98,414	11,189,672

		20,687,019

Health Care Providers & Services – 2.3%
Anthem, Inc.	30,211	9,411,331
UnitedHealth Group, Inc.	57,558	19,359,057

		28,770,388

Pharmaceuticals – 2.5%
Johnson & Johnson	77,606	11,228,036
Roche Holding AG (Sponsored ADR)	288,006	11,756,405
Zoetis, Inc.	51,679	8,288,278

		31,272,719

		91,435,591

Consumer Discretionary – 5.9%
Auto Components – 0.5%
Magna International, Inc. - Class A (United States)	108,747	6,679,241

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(a)	6,771	21,450,799

Specialty Retail – 2.4%
AutoZone, Inc.(a)	7,056	8,027,258
Home Depot, Inc. (The)	50,348	13,967,039
TJX Cos., Inc. (The)	146,256	9,288,718

		31,283,015

Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp.(a)	18,123	4,613,935
NIKE, Inc. - Class B	85,242	11,482,097

		16,096,032

		75,509,087

Industrials – 5.1%
Aerospace & Defense – 0.8%
L3Harris Technologies, Inc.	37,144	7,131,277
Raytheon Technologies Corp.	41,477	2,974,730

		10,106,007

Airlines – 0.4%
Southwest Airlines Co.	100,400	4,652,536

Construction & Engineering – 0.6%
AECOM(a)	138,357	7,179,345

Electrical Equipment – 0.6%
Eaton Corp. PLC	67,196	8,138,107

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.7%
Honeywell International, Inc.	44,886	$9,153,153

Machinery – 0.2%
Ingersoll Rand, Inc.(a)	72,389	3,204,661

Road & Rail – 1.3%
CSX Corp.	86,853	7,821,113
Knight-Swift Transportation Holdings, Inc.	79,511	3,283,009
Norfolk Southern Corp.	21,120	5,005,862

		16,109,984

Trading Companies & Distributors – 0.5%
United Rentals, Inc.(a)	25,722	5,838,380

		64,382,173

Financials – 4.9%
Banks – 2.5%
Bank of America Corp.	453,006	12,756,649
Citigroup, Inc.	119,968	6,606,638
PNC Financial Services Group, Inc. (The)	49,725	6,865,531
Wells Fargo & Co.	212,890	5,822,541

		32,051,359

Capital Markets – 1.5%
CME Group, Inc. - Class A	26,097	4,567,758
Goldman Sachs Group, Inc. (The)	41,689	9,612,650
LPL Financial Holdings, Inc.	57,016	5,175,342

		19,355,750

Insurance – 0.9%
Progressive Corp. (The)	79,860	6,956,605
Reinsurance Group of America, Inc. - Class A	36,315	4,186,393

		11,142,998

		62,550,107

Consumer Staples – 2.4%
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	9,953	3,899,287
Walmart, Inc.	87,181	13,320,385

		17,219,672

Household Products – 1.1%
Procter & Gamble Co. (The)	99,854	13,866,725

		31,086,397

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.6%
American Campus Communities, Inc.	87,095	3,466,381
Americold Realty Trust(b)	69,980	2,388,417
CubeSmart	133,180	4,332,346
Mid-America Apartment Communities, Inc.	63,320	7,988,451
Prologis, Inc.	21,817	2,182,791

		20,358,386

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	57,930	$3,541,840

		23,900,226

Utilities – 1.3%
Electric Utilities – 1.3%
American Electric Power Co., Inc.	100,484	8,530,087
NextEra Energy, Inc.	114,911	8,456,300

		16,986,387

Materials – 0.7%
Chemicals – 0.7%
LyondellBasell Industries NV - Class A	45,631	3,883,198
Westlake Chemical Corp.	60,700	4,561,605

		8,444,803

Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp.	50,388	4,392,826
EOG Resources, Inc.	85,941	4,028,914

		8,421,740

Total Common Stocks (cost $454,092,371)		659,003,917

INVESTMENT COMPANIES – 47.9%
Funds and Investment Trusts – 47.9%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,430,904	40,158,542
AB Trust – AB Discovery Value Fund - Class Z	1,938,156	37,057,535
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	6,879,788	77,604,004
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	20,742,029	251,600,815
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,292,975	28,134,809
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,217,669	37,443,322
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z	8,259,240	139,581,162

Total Investment Companies (cost $601,634,838)		611,580,189

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(c) (d) (e) (cost $1,303,984)	1,303,984	1,303,984

Total Investments – 99.7% (cost $1,057,031,193)(f)		1,271,888,090
Other assets less liabilities – 0.3%		3,905,854

Net Assets – 100.0%		$1,275,793,944

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $235,854,436 and gross unrealized depreciation of investments was $(20,997,539), resulting in net unrealized appreciation of $214,856,897.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$659,003,917	$—	$—	$659,003,917
Investment Companies	611,580,189	—	—	611,580,189
Short-Term Investments	1,303,984	—	—	1,303,984

Total Investments in Securities	1,271,888,090	—	—	1,271,888,090
Other Financial Instruments(b)	—	—	—	—

Total	$1,271,888,090	$—	$—	$1,271,888,090

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2020 is as follows:

						Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 11/30/2020 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$35,906	$2,265	$3,430	$954	$4,464	$40,159	$0		$0
AB Trust -AB Discovery Value Fund Inc.	28,050	5,255	1,978	(322)	6,053	37,058	0		0
Bernstein Fund, Inc. - International Small Cap Portfolio	73,856	0	1,150	(157)	5,055	77,604	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	243,778	3,381	1,810	(118)	6,370	251,601	3,381		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	34,552	0	9,855	(1,003)	4,441	28,135	0		0
Government Money Market Portfolio	2,995	35,957	37,648	0	0	1,304	0	**	0
Sanford C Bernstein Fund, Inc. - International Portfolio	137,262	842	1,792	(77)	3,346	139,581	842		0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	33,805	0	205	0	3,843	37,443	0		0
Total	$590,204	$47,700	$57,868	$(723)	$33,572	$612,885	$4,223		$0

**	Amount less than $500